Trade and other payables	6 Months Ended
Jun. 30, 2026
Trade and other payables
Trade and other payables

12Trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2026	2025
	£ 000	£ 000
Trade payables	9,741	9,573
Accrued expenses	23,986	22,094
Amounts due to related parties	—	139
Social security and other taxes	3,846	1,230
Outstanding defined contribution pension costs	481	423
	38,054	33,459

For more information on the Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables please refer to the Group’s annual financial statements for the year ended December 31, 2025.